IMPAIRMENTS AND IMPAIRMENT REVERSALS - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) uSDollarPerOunce uSDollarPerPound	Dec. 31, 2019 USD ($) uSDollarPerOunce uSDollarPerPound	Dec. 31, 2016 oz	Dec. 30, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	$ (191.0)	$ 0.0
Gain on disposal (Note 10)	$ 0.0	$ 273.1
Discount rate applied to cash flow projections	3.50%	3.75%
Gold
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimated long-term prices | uSDollarPerOunce	1,550	1,350
Silver
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimated long-term prices | uSDollarPerOunce	20.00	17.50
Copper
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimated long-term prices | uSDollarPerPound	3.00	3.04
El Peñón [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	$ (560.0)
Reversal of impairment loss recognised in profit or loss	560.0
Recoverable amount of Asset or Cash generating unit, Change in recoverable value from a one percent change in metal prices	42.1
Recoverable amount of Asset or Cash generating unit, Change in recoverable value from a one percent change in exchange rates	15.3
El Peñón [Member] | Gold, Ounces
Disclosure of impairment loss and reversal of impairment loss [line items]
Production expectation, ounces of precious metals | oz			140,000
El Peñón [Member] | Silver, Ounces
Disclosure of impairment loss and reversal of impairment loss [line items]
Production expectation, ounces of precious metals | oz			4,150,000
Cerro Moro [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	369.0
Recoverable amount of Asset or Cash generating unit, Change in recoverable value from a one percent change in metal prices	22.0
Recoverable amount of Asset or Cash generating unit, Change in recoverable value from a one percent change in exchange rates	$ 3.5
Cerro Moro [Member] | Argentina
Disclosure of impairment loss and reversal of impairment loss [line items]
Export tax rate				4.30%